Investment Risks - THE GABELLI U.S. TREASURY MONEY MARKET FUND	Jan. 28, 2026
You May Want To Invest In Fund If [Member]
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You may want to invest in the Fund if:

●	you desire a fund with lower expenses than the average U.S. Treasury money market fund

●	you seek stability of principal more than growth of capital or high current income

●	you seek income free from state and local taxes

●	you intend to exchange into other Gabelli sponsored mutual funds

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The Fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. The following are the principal risks that could reduce the Fund’s income level and/or share per price:

Government Money Market Fund Risk [Member]
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●	Government Money Market Fund Risk. The Fund is a “government money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “government money market fund” is a money market fund that invests 99.5 percent or more of its total assets in cash, government securities, and repurchase agreements that are collateralized fully. As a “government money market fund,” the Fund can value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. Changes in government regulations may adversely affect the value of a security held by the Fund. These changes may result in reduced yields for money market funds, including the Fund. The SEC or other regulators may adopt additional money market fund reforms impacting the Fund’s structure, operation, or performance.

U S Treasury Securities Risk [Member]
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●	U.S. Treasury Securities Risk. U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes, and bonds. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter). However, from time to time, a high national debt level, and uncertainty regarding negotiations to increase the U.S. government’s debt ceiling and periodic legislation to fund the government, could increase the risk that the U.S. government may default on its obligations and/or lead to a downgrade of the credit rating of the U.S. government. Such an event could adversely affect the value of investments in securities backed by the full faith and credit of the U.S. government and the Fund’s ability to preserve the value of your investment, and lead to significant disruptions in U.S. and global markets.

Credit Risk [Member]
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●	Credit Risk. The risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease.

Interest Rate Risk [Member]
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●	Interest Rate Risk. This risk refers to the decline in the prices of fixed income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of Fund assets and could impair the Fund’s ability to maintain a stable net asset value. The Fund may be subject to heightened interest rate risk as a result of changes in economic conditions, inflation and government monetary policy, such as changes in the federal funds rate. There is no way of predicting the frequency or quantum of potential interest rate changes.

Liquidity Risk [Member]
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●	Liquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the Fund’s ability to maintain a stable net asset value, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the Fund may impair the Fund’s ability to maintain a stable net asset value.

Large Shareholder Risk [Member]
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●	Large Shareholder Risk. Certain shareholders, including the Manager and its affiliates, may own a substantial amount of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by requiring the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. Redemptions of a large number of shares also may affect the liquidity of the Fund’s portfolio, increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions that require the Fund to sell portfolio securities may limit the Fund’s ability to use capital loss carryforwards and other losses to offset future realized capital gains (if any).

Risk Lose Money [Member]
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Risk [Text Block]	You could lose money by investing in the Fund.
Risk Not Insured [Member]
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Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.